Eagle Point Enhanced Income Trust & Subsidiaries

Consolidated Schedule of Investments

As of June 30, 2025

(expressed in U.S. dollars)

(Unaudited)

Issuer (1)	Investment Description	Acquisition Date (2)	Principal Amount / Shares	Cost	Fair Value (3)	% of Net Assets
Investments at Fair Value (4) (17)
Asset Backed Securities (5)
Structured Finance
France
FCT Noria 2023	Class G Note, 14.39% (1M EURIBOR + 12.50%, due 10/24/2040) (7) (8) (9)	10/01/2023	$1,508,638	$1,599,434	$1,770,711	2.79%
Germany
Cork Harmony Consumer Loans DAC	Mezzanine Loan, DD, 11.13% (1M EURIBOR + 9.00%, due 07/15/2027) (7) (8) (9) (10)	10/01/2023	1,142,857	1,235,642	1,347,905	2.12%
Spain
Autonoria Spain 2023 FT	Class G Note, 12.39% (1M EURIBOR + 10.50%, due 09/30/2041) (7) (8) (9)	10/01/2023	676,512	715,243	802,657	1.27%
United States
Carvana Auto Receivables Trust 2024-P4	Class R Note (effective yield 12.01%, maturity 12/10/2032) (11)	12/10/2024	2,937	1,425,355	1,400,106	2.21%
Carvana Auto Receivables Trust 2025-N1	Class EX5 Note (effective yield 20.49%, maturity 08/10/2032) (11)	02/11/2025	3,571	1,246,957	1,201,273	1.89%
Island Finance Trust 2025-I	Class C Note, 10.00% (due 03/19/2035)(6)	01/22/2025	2,250,000	2,107,690	2,263,050	3.57%
VCP RRL ABS IV LLC	Class C Note, 11.72% (3M SOFR + 7.40%, due 04/20/2035) (9)	02/04/2025	2,500,000	2,500,000	2,494,000	3.93%
Total United States				7,280,002	7,358,429	11.60%
Total Asset Backed Securities				10,830,321	11,279,702	17.78%

Collateralized Fund Obligation Equity (5) (11)
Structured Finance
United States
ALP CFO 2024, L.P.	Subordinated Loan, DD (effective yield 38.50%, maturity 10/15/2036)(8)	10/21/2024	2,036,000	2,036,000	1,708,482	2.69%
Coller Private Equity Backed Notes & Loans II Ltd.	Subordinated Loan, DD (effective yield 23.50%, due 04/30/2037)(8) (10)	04/10/2025	1,232,720	1,232,720	1,189,198	1.87%
Glendower Capital Secondaries CFO, LLC	Subordinated Loan, DD (effective yield 44.85%, due 07/13/2038)(8)	10/01/2023	415,896	434,406	480,743	0.76%
Total Collateralized Fund Obligation Equity				3,703,126	3,378,423	5.32%

Collateralized Loan Obligation Debt (5)
Structured Finance
United States
KKR CLO 16 Ltd.	Secured Note - Class D-R2, 11.64% (3M SOFR + 7.37%, due 10/20/2034)(9)	10/01/2023	1,200,000	1,116,388	1,134,240	1.79%
Morgan Stanley Eaton Vance CLO 2023-19, Ltd.	Secured Note - Class E-R, 09.81% (3M SOFR + 5.50%, due 07/15/2038)(9)	06/13/2025	600,000	571,520	588,480	0.93%
Total Collateralized Loan Obligation Debt				1,687,908	1,722,720	2.72%

Collateralized Loan Obligation Equity (5) (11)
Structured Finance
United States
AMMC CLO 28, Limited	Subordinated Note (effective yield 16.39%, maturity 07/20/2037)(8)	01/28/2025	3,375,000	2,622,329	2,562,446	4.04%
Ares LXV CLO Ltd.	Subordinated Note (effective yield 15.17%, maturity 07/25/2034)(8)	04/16/2024	1,075,000	679,235	605,588	0.95%
Ares LXIX CLO Ltd.	Income Note (effective yield 16.05%, maturity 04/15/2037)(8) (13)	01/31/2024	2,625,000	1,666,537	1,557,842	2.46%
Ares LXXVI CLO Ltd.	Income Note (effective yield 15.90%, maturity 05/27/2038)(8) (13)	04/14/2025	2,100,000	1,503,870	1,515,675	2.39%
Carlyle US CLO 2021-10 Ltd.	Subordinated Note (effective yield 8.96%, maturity 10/20/2034)(8)	12/04/2024	4,958,815	2,648,051	2,272,220	3.58%
Carlyle US CLO 2022-2, Ltd.	Subordinated Note (effective yield 9.79%, maturity 04/20/2035)(8)	01/03/2025	2,791,000	1,824,421	1,540,424	2.43%
CIFC Funding 2017-V Ltd	Subordinated Note (effective yield 11.95%, maturity 07/17/2037)(8)	10/30/2024	1,000,000	462,448	399,151	0.63%
Clover CLO 2019-1 Ltd.	Subordinated Note (effective yield 17.74%, maturity 04/18/2035)(8)	02/15/2024	1,075,000	736,651	706,935	1.11%
Dryden 90 CLO, Ltd.	Subordinated Note (effective yield 4.49%, maturity 02/20/2035)(8)	04/09/2024	1,500,000	801,646	490,934	0.77%
KKR CLO 37 Ltd.	Subordinated Note (effective yield 14.05%, maturity 01/20/2035)(8)	04/16/2024	2,126,000	1,316,084	1,103,760	1.74%
Morgan Stanley Eaton Vance CLO 2023-19, Ltd.	Subordinated Note (effective yield 24.67%, maturity 07/20/2036)(8)	02/21/2024	2,100,000	1,134,757	1,298,569	2.05%
Octagon Investment Partners 49, Ltd.	Subordinated Note (effective yield 11.38%, maturity 04/15/2037)(8)	03/25/2024	1,300,000	665,894	504,695	0.80%
Total United States				16,061,923	14,558,239	22.95%
European Union - Various
Aqueduct European CLO 5-2020 DAC	Class M-2 Note (effective yield 7.97%, maturity 04/20/2034)(7) (8)	12/27/2024	973,000	722,306	698,225	1.10%
Aqueduct European CLO 5-2020 DAC	Class M-1 Note (effective yield 8.41%, maturity 04/20/2034)(7) (8) (13)	12/27/2024	962,000	754,870	715,566	1.13%
Aurium CLO XIII DAC	Subordinated Note (effective yield 18.53%, maturity 04/15/2038)(7) (8)	01/30/2025	905,000	895,004	966,454	1.52%
Avoca CLO XXXI DAC	Subordinated Note (effective yield 12.99%, maturity 07/15/2038)(7) (8)	02/12/2025	820,000	721,827	770,755	1.21%
Blackrock European CLO XV DAC	Subordinated Note (effective yield 11.07%, maturity 01/28/2038)(7) (8)	11/29/2024	810,000	813,167	808,155	1.27%
Henley CLO XI DAC	Subordinated Note (effective yield 14.07%, maturity 04/25/2039)(7) (8)	02/10/2025	430,000	443,180	503,870	0.79%
OCP Euro CLO 2022-6 DAC	Subordinated Note (effective yield 8.28%, maturity 01/20/2033)(7) (8)	04/23/2024	625,000	513,412	580,117	0.91%
Sculptor European CLO XII DAC	Subordinated Note (effective yield 15.96%, maturity 01/15/2038)(7) (8)	11/27/2024	1,395,000	1,179,106	1,288,783	2.03%
Total European Union - Various				6,042,872	6,331,925	9.96%
Total Collateralized Loan Obligation Equity				22,104,795	20,890,164	32.91%

Common Stock
Financial Services
United States
Delta Financial Holdings LLC	Common Units (5) (8) (12) (16)	10/01/2023	0	115	115	0.00%
Delta Leasing SPV III, LLC	Common Equity (5) (8) (12) (16)	10/01/2023	4	2	124,872	0.20%
Opal SPV LLC	Common Units (5) (8) (12)	02/25/2025	620	458,734	315,087	0.50%
Trinity Capital Inc	Common Equity	04/07/2025	74,896	1,029,101	1,053,787	1.66%
Total Common Stock				1,487,952	1,493,861	2.36%

Limited Partnership Interest (5)
Financial Services
United States
ASPF Oceanus Co-Invest (Cayman), L.P.	Partnership Interest (effective yield 13.96%, due 01/05/2029)(8) (10) (11)	01/30/2024	158,684	52,605	148,089	0.23%
Healthcare
United States
Frazier Healthcare Credit SPV II, L.P.	Partnership Interest(8)	11/25/2024	1,865,625	1,865,625	1,882,500	2.97%
Infrastructure
United States
Calistoga 2025 I LLC	Partnership Interest(8)	06/23/2025	1,233,899	1,233,899	1,233,899	1.94%
Total Limited Partnership Interest				3,152,129	3,264,488	5.14%

Loan Accumulation Facilities (14) (5)
Structured Finance
United States
Steamboat LVI Ltd.	Loan Accumulation Facility(8)	05/27/2025	1,151,750	1,151,750	1,151,910	1.82%
Steamboat LIII Ltd.	Loan Accumulation Facility(8)	06/02/2025	1,493,375	1,493,375	1,493,375	2.35%
Steamboat LIX Ltd.	Loan Accumulation Facility(8)	06/23/2025	336,250	336,250	336,250	0.53%
Total Loan Accumulation Facilities				2,981,375	2,981,535	4.70%

Loans and Notes
Structured Finance
United States
Glendower Capital Secondaries CFO, LLC	Collateralized Fund Obligation, Senior Secured Class B Loan, DD, 11.50% (due 07/13/2038) (5) (6) (8)	10/01/2023	398,429	397,801	406,716	0.64%
Glendower Capital Secondaries CFO, LLC	Collateralized Fund Obligation, Senior Secured Class C Loan, DD, 14.50% (due 07/13/2038) (5) (6) (8)	10/01/2023	182,440	182,079	186,417	0.29%
Total Structured Finance				579,880	593,133	0.93%
Financial Services
Singapore
FinAccel Pte Ltd	Senior Secured Class C Note, 15.00% (due 06/30/2026) (5) (6) (8)	10/01/2023	2,982,670	1,515,497	1,518,179	2.39%
United States
BSD Capital Inc.	Floating Rate Note, 6.96% (3M SOFR + 2.66%, due 10/31/2027) (5) (8) (9)	01/16/2025	1,341,000	1,144,401	1,206,900	1.90%
Dawson Rated Fund 6-R2 LP	Senior Secured Term Loan, DD, 13.06% (US CMT + 9.15%, due 12/15/2034) (5) (8) (9) (10)	11/20/2024	1,379,961	1,379,961	1,377,105	2.17%
Delta Leasing SPV III, LLC	Senior Secured Note, DD, 13.00% (due 07/18/2030) (5) (6) (8) (10) (15) (16)	10/01/2023	2,222,013	2,222,264	2,222,013	3.50%
Opal SPV LLC	Senior Secured Term Loan, DD, 14.00% (due 02/04/2030) (5) (6) (8) (10)	02/14/2025	3,386,655	2,946,731	3,088,629	4.87%
Ready Capital Corp	Senior Unsecured Note, 9.00% (due 12/15/2029)(6)	12/03/2024	15,795	394,838	361,390	0.57%
Ready Term Holdings, LLC	Senior Secured Term Loan, DD , 9.78% (3M SOFR + 5.50%, due 04/12/2029) (5) (8) (9)	04/10/2024	2,250,000	2,204,736	2,203,650	3.47%
Total United States				10,292,931	10,459,687	16.48%
Total Financial Services				11,808,428	11,977,866	18.87%

Eagle Point Enhanced Income Trust & Subsidiaries

Consolidated Schedule of Investments

As of June 30, 2025

(expressed in U.S. dollars)

(Unaudited)

Issuer (1)	Investment Description	Acquisition Date (2)	Principal Amount / Shares	Cost	Fair Value (3)	% of Net Assets
Loans and Notes (continued)
Manufacturing
United States
Footprint International Holdco Inc	Senior Secured Term Loan, DD, 14.75% (Prime + 7.25%, due 03/01/2027) (5) (8) (9)	10/01/2023	$680,023	$685,781	$667,715	1.05%
Footprint International Holdco Inc	Senior Secured Term Loan C, DD, 14.75% (Prime + 7.25%, due 03/01/2027) (5) (8) (9)	10/01/2023	747,545	748,015	734,014	1.16%
Total Manufacturing				1,433,796	1,401,729	2.21%
Municipal
United States
California Municipal Finance Authority	Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 12.25% (due 12/15/2042) (5) (6) (8)	04/03/2025	540,541	520,507	520,433	0.82%
California Municipal Finance Authority	Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 12.25% (due 12/15/2042) (5) (6) (8)	04/03/2025	735,135	715,749	715,675	1.13%
California Municipal Finance Authority	Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 12.25% (due 12/15/2042) (5) (6) (8)	04/03/2025	360,360	347,004	346,955	0.55%
California Municipal Finance Authority	Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 12.25% (due 12/15/2042) (5) (6) (8)	04/28/2025	1,693,179	1,693,179	1,693,179	2.67%
California Municipal Finance Authority	Environmental Improvement Revenue Bonds (Aymium Williams Project), Series 2022A, 12.25% (due 12/15/2042) (5) (6) (8)	04/28/2025	130,245	130,245	130,245	0.21%
Total Municipal				3,406,684	3,406,487	5.38%
Total Loans and Notes				17,228,788	17,379,215	27.39%

Preferred Stock
Financial Services
United States
Arbor Realty Trust Inc	Preferred Shares, 6.25% (perpetual) (6)	04/10/2024	26,390	496,159	535,981	0.84%
Carlyle Credit Income Fund	Preferred Shares, 7.50% (due 01/31/2030) (6) (8)	01/29/2025	1,540	1,432,200	1,519,980	2.40%
Delta Financial Holdings LLC	Preferred Units (5) (8) (12) (16)	10/01/2023	51	50,600	50,592	0.08%
Granite Point Mortgage Trust Inc	Preferred Shares, 7.00% (perpetual) (6)	04/09/2024	11,742	200,902	208,773	0.33%
Total Preferred Stock				2,179,861	2,315,326	3.65%

Regulatory Capital Relief Securities (5)
Banking
Europe - Various
Banco Santander S.A.	Credit Linked Note, 11.50% (3M EURIBOR + 9.00%, due 06/20/2030) (7) (8) (9)	03/08/2024	589,721	644,948	702,596	1.11%
Pomona Finance Limited	Credit Linked Note, 17.79% (ESTR + 15.00%, due 09/29/2033) (7) (8) (9)	10/01/2023	1,794,809	1,891,876	2,106,048	3.32%
Total Europe - Various				2,536,824	2,808,644	4.43%
France
BNP Paribas	Credit Linked Note, 10.79% (3M EURIBOR + 8.00%, due 09/26/2031) (7) (8) (9)	09/18/2024	1,292,620	1,435,654	1,545,590	2.44%
BNP Paribas	Credit Linked Note, 12.29% (3M EURIBOR + 9.50%, due 10/12/2032) (7) (8) (9)	10/01/2023	1,034,816	1,094,059	1,239,878	1.95%
FCT Junon 2023	Class AR Note, 10.02% (3M EURIBOR + 7.60%, due 05/09/2033) (7) (8) (9)	03/10/2025	2,500,000	2,708,119	2,944,884	4.64%
Total France				5,237,832	5,730,352	9.03%
Germany
GATE 2025-1	Credit Linked Note, 11.79% (3M EURIBOR + 9.50%, due 10/25/2035) (7) (8) (9)	04/07/2025	2,900,000	3,166,215	3,416,065	5.38%
Ireland
Setanta Finance DAC	Class B Note, 9.91% (3M EURIBOR + 7.75%, due 01/28/2033) (7) (8) (9)	11/08/2024	2,123,357	2,276,034	2,507,108	3.95%
Italy
Gregory SPV S.r.l	Credit Linked Note, 10.14% (3M EURIBOR + 7.75%, due 09/30/2045) (7) (8) (9)	03/24/2025	3,900,000	4,212,800	4,594,018	7.24%
Cassini SPV S.r.l.	Credit Linked Note, 10.00% (3M EURIBOR + 8.00%, due 08/08/2036) (7) (8) (9)	06/26/2025	1,250,000	1,463,306	1,472,442	2.32%
Total Italy				5,676,106	6,066,460	9.56%
United States
BNP Paribas	Credit Linked Note, 12.35% (CD SOFR + 8.00%, due 04/12/2031) (8) (9)	03/15/2024	1,041,685	1,041,685	1,044,988	1.65%
Granville USD Ltd	Class E2 Note, 14.11% (CD SOFR + 9.75%, due 07/31/2031) (8) (9)	10/01/2023	1,700,000	1,701,672	1,744,241	2.75%
LOFT 2022-1	Class C Note, 23.38% (CD SOFR + 19.00%, due 02/28/2032) (8) (9)	10/01/2023	2,930,387	2,778,130	3,105,683	4.90%
Manitoulin USD Ltd.	Class E Note, 14.51% (CD SOFR + 10.25%, due 11/01/2028) (8) (9)	10/16/2023	2,211,011	2,211,011	2,129,510	3.36%
Santander Bank Auto Credit-Linked Notes Series 2024-B	Credit Linked Note - Class G, 12.23% (due 01/18/2033)(6) (8)	12/10/2024	1,343,750	1,343,750	1,343,750	2.12%
Standard Chartered 1	Class B Note, 15.11% (CD SOFR + 10.75%, due 04/19/2033) (8) (9)	04/05/2024	780,000	780,000	785,872	1.24%
Standard Chartered 9	Class A Note, 9.60% (CD SOFR + 5.25%, due 11/28/2029) (8) (9)	10/01/2023	1,380,000	1,380,000	1,387,169	2.19%
Standard Chartered 9	Class B Note, 13.95% (CD SOFR + 9.60%, due 11/28/2029) (8) (9)	10/01/2023	870,000	870,000	877,173	1.38%
TRAFIN 2023-1	Credit Linked Note, 14.28% (CD SOFR + 10.00%, due 06/01/2029) (8) (9)	11/27/2023	1,125,000	1,125,000	1,156,506	1.82%
US Bank NA 2025-SUP1	Credit Linked Note - Class R, 11.81% (CD SOFR + 7.50%, due 02/25/2032) (8) (9)	03/06/2025	2,506,223	2,506,223	2,506,223	3.95%
Total United States				15,737,471	16,081,115	25.36%
Total Regulatory Capital Relief Securities				34,630,482	36,609,744	57.71%

Warrants (5)
Manufacturing
United States
Footprint International Holdco Inc	Warrants (expiration 02/18/2032) (8) (12)	10/01/2023	4,009	3,789	161	0.00%
Financial Services
Singapore
FinAccel Pte Ltd	C Note PIK Warrants (expiration 06/30/2030) (8) (12)	10/01/2023	4,342	169,061	204,134	0.32%
FinAccel Pte Ltd	C Note Warrants (expiration 03/12/2029) (8) (12)	10/01/2023	1,874	35,437	57,101	0.09%
Total Singapore				204,498	261,235	0.41%
Total Warrants				208,287	261,396	0.41%

Total investments at fair value as of June 30, 2025				$100,195,024	$101,576,574	160.09%

Net assets above (below) fair value of investments					(38,136,033)

Net assets as of June 30, 2025					$63,440,541

Eagle Point Enhanced Income Trust & Subsidiaries

Consolidated Schedule of Investments

As of June 30, 2025

(expressed in U.S. dollars)

(Unaudited)

Footnotes to the Consolidated Schedule of Investments:

(1)	Unless otherwise noted, the Trust is not affiliated with, nor does it “control” (as such term is defined in the Investment Company Act of 1940 (the “1940 Act”)), any of the issuers listed. In general, under the 1940 Act, the Trust would be presumed to “control” an issuer if it owned 25% or more of its voting securities.
(2)	Acquisition date represents the initial date of purchase or the date the investment was acquired by the Trust.
(3)	Fair value is determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Trust’s Board of Directors, in accordance with Rule 2a-5 under the 1940 Act.
(4)	Country represents the principal country of risk where the investment has exposure.
(5)	Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted securities”. As of June 30, 2025, the aggregate fair value of these securities is $99.4 million, or 156.7% of the Fund’s net assets.
(6)	Fixed rate investment.
(7)	Investment principal amount is denominated in EUR.
(8)	Classified as Level III investment.
(9)	Variable rate investment. Interest rate shown reflects the rate in effect at the reporting date. Investment description includes the reference rate and spread.
(10)	This investment has an unfunded commitment as of June 30, 2025.
(11)	Collateralized Loan Obligation (“CLO”) Equity, Collateralized Fund Obligation Equity and certain other investments are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The effective yield is estimated based on the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The effective yield and investment cost may ultimately not be realized.
(12)	The following investment is not an income producing security.
(13)	Fair value includes the Trust’s interest in fee rebates on CLO subordinated and income notes.
(14)	Loan accumulation facilities are financing structures intended to aggregate loans that may be used to form the basis of a CLO vehicle.
(15)	As of June 30, 2025, the investment includes interest income capitalized as additional investment principal, referred to as “PIK” interest. The PIK interest rate represents the interest rate at payment date when PIK interest is received.
(16)	The following investment is an affiliated investment as defined under the 1940 act, which represents investments in which the Trust owns 5% or more of the outstanding voting securities under common ownership or control.

Issuer	Investment Description	Fair Value	Funded Commitment	Unfunded Commitment
Delta Leasing SPV III, LLC	Senior Securred Note, DD, 13.00% (due 07/18/2030)	$2,222,013	$2,222,264	$75,703
Delta Financial Holdings LLC	Common Units	115	115	N/A
Delta Leasing SPV III, LLC	Common Equity	124,872	2	N/A
Delta Financial Holdings LLC	Preferred Units	50,592	50,600	N/A

(17)	Pursuant to the terms of a credit facility agreement, a security interest in favor of the lender has been granted with respect to all investments.

Reference Key:

CD	Compounded Daily
DD	Delayed Draw
ESTR	Euro Short Term Rate
EUR	Euro
EURIBOR	Euro London Interbank Offered Rate
Prime	Prime Lending Rate
SOFR	Secured Overnight Financing Rate
US CMT	US Constant Maturity Treasury Yield

Eagle Point Enhanced Income Trust & Subsidiaries

Consolidated Schedule of Investments

As of June 30, 2025

(expressed in U.S. dollars)

(Unaudited)

Forward Currency Contracts, at Fair Value(1)

Currency Purchased		Currency Sold		Counterparty	Acquisition Date	Settlement Date	Fair Value
Unrealized appreciation on forward currency contracts
EUR	474,139	USD	540,226	Barclays Bank PLC	4/30/2025	7/31/2025	$19,465
Total unrealized appreciation on forward currency contracts							$19,465

Unrealized depreciation on forward currency contracts
USD	1,448,575	EUR	1,250,000	Barclays Bank PLC	6/23/2025	7/31/2025	$(26,972)
USD	29,967,839	EUR	26,085,280	Barclays Bank PLC	4/28/2025	7/31/2025	(824,210)
Total unrealized depreciation on forward currency contracts							$(851,182)